Document and Entity Information	0 Months Ended
Jun. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2013
Registrant Name	INTERNATIONAL GROWTH & INCOME FUND
Central Index Key	0001439297
Amendment Flag	false
Document Creation Date	Aug. 29, 2013
Document Effective Date	Sep. 01, 2013
Prospectus Date	Sep. 01, 2013
International Growth and Income Fund(SM) | Class A
Risk/Return:
Trading Symbol	IGAAX
International Growth and Income Fund(SM) | Class 529-F-1
Risk/Return:
Trading Symbol	CGIFX
International Growth and Income Fund(SM) | Class R-1
Risk/Return:
Trading Symbol	RIGAX
International Growth and Income Fund(SM) | Class R-2
Risk/Return:
Trading Symbol	RIGBX
International Growth and Income Fund(SM) | Class R-3
Risk/Return:
Trading Symbol	RGICX
International Growth and Income Fund(SM) | Class R-4
Risk/Return:
Trading Symbol	RIGEX
International Growth and Income Fund(SM) | Class R-5
Risk/Return:
Trading Symbol	RIGFX
International Growth and Income Fund(SM) | Class B
Risk/Return:
Trading Symbol	IGIBX
International Growth and Income Fund(SM) | Class C
Risk/Return:
Trading Symbol	IGICX
International Growth and Income Fund(SM) | Class F-1
Risk/Return:
Trading Symbol	IGIFX
International Growth and Income Fund(SM) | Class F-2
Risk/Return:
Trading Symbol	IGFFX
International Growth and Income Fund(SM) | Class 529-A
Risk/Return:
Trading Symbol	CGIAX
International Growth and Income Fund(SM) | Class 529-B
Risk/Return:
Trading Symbol	CGIBX
International Growth and Income Fund(SM) | Class 529-C
Risk/Return:
Trading Symbol	CIICX
International Growth and Income Fund(SM) | Class 529-E
Risk/Return:
Trading Symbol	CGIEX
International Growth and Income Fund(SM) | Class R-6
Risk/Return:
Trading Symbol	RIGGX